REVENUE	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Based on how the Company manages its business, the Company has determined that it currently operates in one reportable segment. The Company operates in three geographic regions: (a) Americas; (b) Europe, Middle East and Africa (“EMEA”); and (c) Asia Pacific (“APAC”). Revenue by geography is based on the location of the customer from which the revenue is earned.
In the following table, revenue is disaggregated by major product offerings and geographies (in thousands):

	Three Months Ended September 30,				Six Months Ended September 30,
	2024		2023		2024		2023
Americas(1)
Product revenue	20,487		25,493		44,117		62,128
Service and subscription	17,298		17,635		32,412		35,589
Total revenue	37,785	54%	43,128	57%	76,529	54%	97,717	58%

EMEA
Product revenue	11,682		11,975		24,656		27,823
Service and subscription	11,731		10,846		21,394		21,952
Total revenue	23,413	33%	22,821	30%	46,050	32%	49,775	30%

APAC
Product revenue	4,616		5,479		9,006		11,571
Service and subscription	2,292		2,024		4,962		3,917
Total revenue	6,908	10%	7,503	10%	13,968	10%	15,488	9%

Consolidated
Product revenue	36,785		42,947		77,779		101,522
Service and subscription	31,321		30,505		58,768		61,458
Royalty(2)	2,363	3%	2,228	3%	5,265	4%	5,194	3%
Total revenue	$70,469	100%	$75,680	100%	$141,812	100%	$168,174	100%
__________________
(1)Revenue for the Americas geographic region outside of the United States is not significant.
(2)Royalty revenue is not allocatable to geographic regions.
Revenue by Solution

	Three Months Ended September 30,				Six Months Ended September 30,
	2024	%	2023	%	2024	%	2023	%
Primary storage systems	$11,760	17%	$17,058	23%	$28,630	20%	$28,507	17%
Secondary storage systems	21,742	30%	20,340	27%	37,511	26%	61,912	36%
Device and media	7,430	11%	7,893	10%	16,679	12%	16,085	10%
Service	27,174	39%	28,161	37%	53,727	38%	56,476	34%
Royalty	2,363	3%	2,228	3%	5,265	4%	5,194	3%
Total revenue(1)	$70,469	100%	$75,680	100%	$141,812	100%	$168,174	100%
__________________
(1)Subscription revenue of $4.1 million and $1.0 million was allocated to Primary and Secondary storage systems for the three months ended September 30, 2024 and 2023, respectively. Subscription revenue of $5.0 million and $2.5 million was allocated to Primary and Secondary storage systems for the six months ended September 30, 2024 and 2023, respectively.
Contract Balances
The following table presents the Company’s contract liabilities and certain information related to this balance as of March 31, 2024 and September 30, 2024 (in thousands):

March 31, 2024
Deferred revenue	$116,687
Revenue recognized in the period from amounts included in contract liabilities at the beginning of the period	$76,304

September 30, 2024
Deferred revenue	$106,533
Revenue recognized in the period from amounts included in contract liabilities at the beginning of the period	$48,132
Remaining Performance Obligations
Total remaining performance obligations (“RPO”) representing contracted but not recognized revenue was $122.4 million as of September 30, 2024. RPO consists of both deferred revenue and uninvoiced, non-cancelable contracts that are expected to be invoiced and recognized as revenue in future periods and excludes variable consideration related to sales-based royalties. Of the $122.4 million RPO at the end of the second quarter of fiscal 2025, $106.5 million was for invoiced deferred revenue and $15.9 million was for uninvoiced, non-cancelable contracts. The non-current portion of the RPO will be recognized over the next 13 to 60 months.
RPO consisted of the following (in thousands):

	Current	Non-Current	Total
As of September 30, 2024	$82,813	$39,617	$122,430
Deferred revenue consists of amounts that have been invoiced but have not yet been recognized as revenue including performance obligations pertaining to subscription services. The table below reflects the Company’s deferred revenue as of September 30, 2024 (in thousands):

	Deferred revenue by period
	Total	1 year or less	1 – 3 Years	3 year or greater
Service revenue	89,667	61,629	22,809	$5,229
Subscription revenue	$16,866	$7,740	$7,382	$1,744
Total at September 30, 2024	$106,533	$69,369	$30,191	$6,973
REVENUE
In the following table, revenue is disaggregated by major product offering and geographies (in thousands):

	Year Ended March 31,
	2024	%	2023	%	2022	%
			Restated		Restated
Americas(1)
Product revenue	$92,907		$175,652		$130,248
Service and subscription	71,317		77,581		82,927
Total revenue	164,224	53%	253,233	60%	213,175	55%
EMEA
Product revenue	59,465		70,025		71,498
Service and subscription	47,372		46,279		46,401
Total revenue	106,837	34%	116,304	28%	117,899	31%
APAC
Product revenue	22,507		29,177		29,068
Service and subscription	7,901		9,658		7,913
Total revenue	30,408	10%	38,835	9%	36,981	10%
Consolidated
Product revenue	174,879		274,854		230,814
Service and subscription	126,590		133,518		137,241
Royalty(2)	10,131	3%	13,705	3%	15,377	4%
Total revenue	$311,600	100%	$422,077	100%	$383,432	100%
__________________
(1)Revenue for Americas geographic region outside of the United States is not significant.
(2)Royalty revenue is not allocable to geographic regions.
Revenue by Solution

	Year Ended March 31,
	2024	%	2023	%	2022	%
			As restated		As restated
Primary storage systems	$53,525	17%	$63,334	15%	$67,592	18%
Secondary storage systems	100,599	32%	178,431	42%	118,537	31%
Device and media	33,477	11%	42,008	10%	49,959	13%
Service	113,868	37%	124,599	30%	131,967	34%
Royalty	10,131	3%	13,705	3%	15,377	4%
Total revenue(1)	$311,600	100%	$422,077	100%	$383,432	100%
__________________
(1)Subscription revenue of $7.3 million, $5.6 million and $4.2 million allocated to Primary and Secondary storage systems for the fiscal years ended 2024, 2023 and 2022, respectively.
Contract Balances
The following table presents the Company’s contract liabilities and certain information related to this balance as of March 31, 2024 (in thousands):

March 31, 2024
Deferred revenue	$116,687
Revenue recognized in the period from amounts included in contract liabilities at the beginning of the period	$76,304

March 31, 2023
As Restated
Deferred revenue	$115,302
Revenue recognized in the period from amounts included in contract liabilities at the beginning of the period	$83,113

March 31, 2022
As Restated
Deferred revenue	$126,916
Revenue recognized in the period from amounts included in contract liabilities at the beginning of the period	$86,731
Remaining Performance Obligations
Total remaining performance obligations (“RPO”) which is contracted but not recognized revenue was $131.4 million as of March 31, 2024. RPO consists of both deferred revenue and non-cancelable amounts that are expected to be invoiced and recognized as revenue in future periods and excludes variable consideration related to sales-based royalties. Of the $131.4 million RPO at the end of fiscal 2024, we expect to recognize approximately 31.1% over the next 13 to 60 months.
Remaining performance obligations consisted of the following (in thousands):

	Current	Non-Current	Total
As of March 31, 2024	$90,546	$40,895	$131,441
Deferred revenue primarily consists of amounts invoiced and paid but not recognized as revenue including performance obligations pertaining to subscription services. The table below reflects our deferred revenue as of March 31, 2024 (in thousands):

	Deferred revenue by period
(in thousands)	Total	1 year or less	1 – 3 Years	3 year or greater
Service revenue	$107,819	$74,332	$28,184	$5,303
Subscription revenue	8,868	4,180	3,686	1,002
Total	$116,687	$78,512	$31,870	$6,305